Debt - Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Total short-term borrowings	377,608	1,292,868
Current portion of long-term debt	1,083,142	1,358,489
Total short-term borrowings and current portion of long-term debt	1,460,750	2,651,357
Russian ruble [Member]
Short-term Debt [Line Items]
Total short-term borrowings	239,408	603,299
Russian ruble [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	40,629	217,168
Russian ruble [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %		6.40%
Rate p.a., maximum %		9.20%
Rate p.a., %	15.30%
Russian ruble [Member] | Bonds issue [Member]
Short-term Debt [Line Items]
Total short-term borrowings	195,635	380,349
Russian ruble [Member] | Bonds issue [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %	7.40%	8.10%
Rate p.a., maximum %	11.30%	19.00%
Russian ruble [Member] | Corporate lenders [Member]
Short-term Debt [Line Items]
Total short-term borrowings	3,144	5,782
Russian ruble [Member] | Corporate lenders [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %	0.00%
Rate p.a., maximum %	7.00%
Rate p.a., %		0.00%
U.S. dollar-denominated [Member]
Short-term Debt [Line Items]
Total short-term borrowings	15,698	291,763
U.S. dollar-denominated [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	15,698	291,503
U.S. dollar-denominated [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %		1.30%
Rate p.a., maximum %		8.00%
Rate p.a., %	1.80%
U.S. dollar-denominated [Member] | Corporate lenders [Member]
Short-term Debt [Line Items]
Total short-term borrowings		260
U.S. dollar-denominated [Member] | Corporate lenders [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %	0.00%	6.50%
Euro-denominated [Member]
Short-term Debt [Line Items]
Total short-term borrowings	53,640	341,928
Euro-denominated [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	49,809	341,928
Euro-denominated [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %	1.10%	1.80%
Rate p.a., maximum %	4.50%	9.40%
Euro-denominated [Member] | Corporate lenders [Member]
Short-term Debt [Line Items]
Total short-term borrowings	3,831	0
Euro-denominated [Member] | Corporate lenders [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %	2.90%
Romanian lei [Member]
Short-term Debt [Line Items]
Total short-term borrowings	46,055	16,922
Romanian lei [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	46,055	16,922
Romanian lei [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %		8.40%
Rate p.a., maximum %		9.40%
Rate p.a., %	9.90%
Kazakh tenge [Member]
Short-term Debt [Line Items]
Total short-term borrowings	16,585	28,538
Kazakh tenge [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	16,585	28,538
Kazakh tenge [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %	9.50%	9.50%
Turkish lira [Member]
Short-term Debt [Line Items]
Total short-term borrowings	6,222	10,418
Turkish lira [Member] | Banks and financial institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	6,222	10,418
Turkish lira [Member] | Banks and financial institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %	11.00%	13.80%
Rate p.a., maximum %	14.00%	17.80%